Personnel expenses - Pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset)
Service cost	kr (3)	kr (3)	kr (5)
Regulation of pension obligations		0	0
Interest cost, net	(1)	(1)	(1)
Pension cost for defined benefit pensions, incl. payroll tax	(4)	(4)	(6)
Pension cost for defined contribution pension cost incl. payroll tax	(66)	(66)	(66)
Pension cost recognized in personnel costs	(70)	(70)	(72)
Revaluation of defined benefit plans	(9)	(6)	43
Provision for pensions	7	10	8	kr 57
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Revaluation of defined benefit plans	2	(22)	92
Provision for pensions	188	191	167	258
Plan assets
Disclosure of net defined benefit liability (asset)
Revaluation of defined benefit plans	8	(5)	(28)
Provision for pensions	(200)	(181)	(180)	kr (201)
Effect of asset ceiling
Disclosure of net defined benefit liability (asset)
Revaluation of defined benefit plans	(19)	kr 21	(21)
Provision for pensions	kr 19		kr 21